Leases and Restricted Cash - Future Minimum Lease Payments (Details) - Suezmax Tankers $ in Thousands	Dec. 31, 2017 USD ($)
Year
2018	$ 16,237
2019	16,236
2020	16,279
2021	16,233
2022	16,232
Thereafter	$ 136,846